ANNUAL
REPORT

                                                               DECEMBER 31, 1998
[PASSPORT GRAPHIC]

TEMPLETON DEVELOPING
MARKETS TRUST

[FRANKLIN TEMPLETON LOGO]

PAGE


[FRANKLIN TEMPLETON 50 YEARS SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[J. MARK MOBIUS PHOTO APPEARS HERE]

J. MARK MOBIUS, Ph.D.
President
Templeton Developing
Markets Trust

Dr. Mobius, a German citizen, has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs unique to developing nations.


PAGE


SHAREHOLDER LETTER

Your Fund's Goal: Templeton Developing Markets Trust seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers.


Dear Shareholder:

This annual report of Templeton Developing Markets Trust covers the 12 months ended December 31, 1998. During this period, Asia's financial turmoil, coupled with Russia's economic meltdown, led to major stock market declines in developing countries. Within this environment, the Fund's Class I shares posted a -18.72% one-year cumulative total return, as discussed in the Performance Summary on page 6. During the same period, the Morgan Stanley Capital International(R) (MSCI) World Index delivered a total return of +24.80% and the MSCI Emerging Markets Free Index posted a total return of -25.34%.(1)

In early 1998, some signs of economic stability surfaced in Asia, as the International Monetary Fund (IMF) introduced aid packages to many nations, which allowed



CONTENTS

Shareholder Letter .................1

Performance Summary ................6

Financial Highlights &
Statement of Investments ..........10

Financial Statements ..............27

Notes to Financial
Statements ........................30

Independent Auditor's Report ......34

Tax Designation ...................35


                               [PYRAMID GRAPHIC]

1. Source: Standard & Poor's(R) Micropal. Indices are unmanaged and include reinvested dividends. One cannot invest directly in an index.

   You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 13 of this report.

PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
12/31/98

[PIE CHART]

[This chart shows in pie format the geographic distribution breakdown of securities in Templeton Developing Markets Trust on December 31, 1998, based on total net assets.]

Asia              47.6%
Latin America     36.6%
Mid-East/Africa    9.0%
Europe             6.7%
New Zealand        0.1%

them to restructure their long-term debt. After receiving the promise of IMF aid, the Indonesian government started implementing the reforms required to ensure the aid's delivery. However, when food and fuel subsidies were removed, soaring prices sent many Indonesians protesting in the streets, and President Suharto was forced to resign in May. Shortly after, the Japanese yen began to fall against the U.S. dollar, reducing Japan's demand for regional imports. But the U.S. and Japanese governments intervened to stabilize the yen in June, and many Asian stock markets rebounded.

Emerging markets were subjected to another crisis in late summer when Russia's central bank suspended repayment of foreign debt and devalued the ruble. Political chaos ensued, and Russian banks purchased U.S. dollars to the point that ruble trading was temporarily halted. Initially, Russia's catastrophe had a negative effect on the world's economy, sinking emerging market equities, and contributing to a major U.S. stock market correction, but it did have at least one positive side-effect. It prompted the international banking community to focus attention on the economies of Malaysia and Brazil.

Latin America also had its share of problems. Commodity prices, the driving force of many Latin American economies, continued to decline during the first half of 1998 due to lack of demand from Asia. The region's woes were compounded by the risk of cheaper Asian exports being substituted for Latin

2

PAGE


American products, and most stock markets in the region experienced significant losses. In spite of the dilemmas the Asian contagion presented, it gave many Latin American governments an idea of what the future might hold if reforms were not undertaken. In response, they accelerated privatization efforts and introduced measures to compensate for dwindling tax revenues. Toward the period's end, most major Latin American economies were striking a precarious balance between negative factors abroad and more positive events at home. Although Brazil was struggling to meet its debt obligations and maintain the value of the real, we are optimistic about many of the Fund's Brazilian holdings because they were selected with potential currency devaluation in mind. Some of these positions include export-oriented companies that have the potential to benefit from devaluation or could prove to be resistant to such changes.

On December 31, 1998, the Fund owned investments in 34 countries, with Brazil being the largest country holding (11.5% of total net assets). The Fund's largest regional holdings were Asia (47.6%), followed by Latin America (36.6%), Mid-east/Africa (9.0%), and Europe (6.7%). The Fund was fully invested with no short-term investments and other net assets, down from 25.6% on June 30, 1998. This reflected a major restructuring of the Fund's holdings during the first half of the year, and the attractive buying opportunities that we found later in the year.

Looking forward, we are optimistic about developing markets' long-term prospects if their governments institute needed

TOP 10 COUNTRIES
12/31/98

[This table shows the top 10 countries represented in Templeton Developing Markets Trust on December 31, 1998, based on total net assets.]


                    % OF TOTAL
  COUNTRY           NET ASSETS
  ----------------------------
  Brazil                 11.5%

  Mexico                  9.6%

  Singapore               9.6%

  South Africa            7.8%

  Thailand                7.8%

  South Korea             6.5%

  Hong Kong               5.7%

  Argentina               5.4%

  Turkey                  4.4%

  Chile                   4.4%




                                                                              3

PAGE


TOP 10 HOLDINGS
12/31/98

[This table lists the top 10 holdings, including industry and country of origin, of Templeton Developing Markets Trust as of December 31, 1998, based on total net assets.]


  COMPANY                                 % OF TOTAL
  INDUSTRY, COUNTRY                       NET ASSETS
  --------------------------------------------------
  Telefonos de Mexico SA
  (Telmex), L, ADR
  Telecommunications, Mexico                 3.7%

  Electricidad de Caracas
  SAICA SACA
  Utilities Electrical &
  Gas, Venezuela                             2.6%

  Cemex SA
  Building Materials &
  Components, Mexico                         2.4%

  Telecomunicacoes
  Brasileiras SA (Telebras)
  Telecommunications, Brazil                 2.2%

  Thai Farmers Bank Public
  Co. Ltd.
  Banking, Thailand                          2.1%

  Akbank
  Banking, Turkey                            2.0%

  Compania De
  Telecomunicaciones De
  Chile SA, ADR
  Telecommunications, Chile                  1.9%

  Centrais Eletricas Brasileiras
  SA (Electrobras)
  Utilities Electrical & Gas, Brazil         1.9%

  HSBC Holdings Plc.
  Banking, Hong Kong                         1.7%

  Korea Electric Power Corp.
  Utilities Electrical & Gas,
  South Korea                                1.5%


reforms. In the past, investors generally have tolerated unfair business practices and abuse of minority shareholder rights in emerging markets. But after the economic and political turmoil of 1997 and 1998, many investors in emerging market securities may not be prepared to endure such conditions. In our opinion, governments that institute reforms that promote fair and equitable markets may gain a substantial influx of investment within their borders during 1999. Although short-term corrections remain potential risks, we believe competition between foreign and domestic investors could increase demand and help to drive equity prices higher in the long-term.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of December 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

Of course, investing in emerging market securities involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and the relatively small size and lesser liquidity of these markets. Investing in any emerging market means accepting a certain amount of volatility and, in some

4

PAGE


cases, severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Hong Kong equity market has increased 1,049% in the last 15 years, but has suffered five declines of more than 20% during that time.(1) These special risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Developing Markets Trust. We appreciate your support and welcome your comments.

Sincerely,


/S/ J. Mark Mobius, Ph.D.
-------------------------
J. Mark Mobius, Ph.D.
President
Templeton Developing Markets Trust

1. Source: Bloomberg.Based on quarterly percentage price change over 15 years ended December 31, 1998. Market return is measured in Hong Kong dollars.

                                                                              5

PAGE


PERFORMANCE SUMMARY AS OF 12/31/98

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS I:

Subject to the current, maximum 5.75% initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance. From October 17, 1991 to December 31, 1992, expense waivers by the Fund's Manager increased the Fund's total returns. Without these waivers, the Fund's total returns for Class I shares as shown on the next page would have been lower.

CLASS II:

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class I shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.

PRICE AND DISTRIBUTION INFORMATION (1/1/98 - 12/31/98)

CLASS I                         CHANGE        12/31/98  12/31/97
----------------------------------------------------------------
Net Asset Value                 ($2.64)        $10.30   $12.94

                                DISTRIBUTIONS

Dividend Income                 $0.1900
Long-term Capital Gain          $0.0500
      TOTAL                     $0.2400
CLASS II                        CHANGE        12/31/98  12/31/97
----------------------------------------------------------------
Net Asset Value                 ($2.60)        $10.21   $12.81

                                DISTRIBUTIONS

Dividend Income                 $0.1136
Long-term Capital Gain          $0.0500
      TOTAL                     $0.1636
ADVISOR CLASS                   CHANGE        12/31/98  12/31/97
----------------------------------------------------------------
Net Asset Value                 ($2.65)        $10.28   $12.93

                                DISTRIBUTIONS

Dividend Income                 $0.2332
Long-term Capital Gain          $0.0500
      TOTAL                     $0.2832

Templeton Developing Markets Trust paid distributions derived from long-term capital gains of 5 cents ($0.0500) per share in March 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

6                          Past performance is not predictive of future results.

PAGE


PERFORMANCE

                                                      INCEPTION
CLASS I                          1-YEAR      5-YEAR   (10/17/91)
----------------------------------------------------------------
Cumulative Total Return(1)        (18.72%)   (17.24%)    +30.80%
Average Annual Total Return(2)    (23.39%)    (4.85%)    +2.95%
Value of $10,000 Investment(3)     $7,661     $7,801    $12,328

               12/31/94  12/31/95  12/31/96  12/31/97  12/31/98
               ------------------------------------------------
One-Year
Total Return(4)   (8.64%)  +0.36%   +22.51%  (9.41%)    (18.72%)
                                                       INCEPTION
CLASS II                         1-YEAR      3-YEAR    (5/1/95)
----------------------------------------------------------------
Cumulative Total Return(1)       (19.20%)   (11.68%)   (10.18%)
Average Annual Total Return(2)   (20.80%)    (4.37%)    (3.14%)
Value of $10,000 Investment(3)     $7,920     $8,744     $8,894

                                 12/31/96    12/31/97  12/31/98
               ------------------------------------------------
One-Year
Total Return(4)                    21.58%   (10.10%)   (19.20%)

                                                      INCEPTION
ADVISOR CLASS(5)                 1-YEAR      5-YEAR   (10/17/91)
----------------------------------------------------------------
Cumulative Total Return(1)       (18.47%)   (16.83%)    +31.53%
Average Annual Total Return(2)   (18.47%)    (3.61%)     +3.88%
Value of $10,000 Investment(3)     $8,153     $8,317    $13,153

               12/31/94  12/31/95  12/31/96  12/31/97  12/31/98
               ------------------------------------------------
One-Year
Total Return(4)     (8.64%)  +0.36%   +22.51%  (9.18%)  (18.47%)

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

5. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Rule 12b-1 fees and other Class I expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was (26.10%).

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.                          7

PAGE


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indices differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current applicable maximum sales charge(s), Fund expenses, account fees, and reinvested distributions.

We are replacing the MSCI World Index with the MSCI Emerging Markets Free Index as the Fund's benchmark because we believe its composition provides a more appropriate comparison to the Fund's current and past portfolio. Approximately 900 companies are included in the MSCI Emerging Markets Free Index, which represents the stock markets of 25 countries, including South Korea, Brazil and South Africa. The MSCI World Index, which may be excluded from next year's report, includes approximately 1,500 companies representing the stock markets of 22 countries, including the U.S., Australia, and several countries in Europe and Asia, but excludes emerging markets. The International Finance Corporation's
(IFC) Investable Composite Index was designed to reflect the performance of emerging market investments and includes approximately 2,000 companies that foreigners can buy in 30 countries, including Mexico, South Korea, and Turkey.

[GRAPH OF CLASS I (10/17/91 - 12/31/98)]


The following line graph compares the performance of Templeton Developing Markets Trust Class I shares with the International Finance Corporation (IFC) Investable Composite Index, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index and the MSCI World Index based on a $10,000 investment from 10/17/91 to 12/31/98. *Source: MSCI and IFC.

               Templeton         IFC           MSCI     MSCI World Index
              Developing      Investable     Emerging
             Markets Trust    Composite    Markets Free
               - Class I        Index
            --------------------------------------------------------------
 10/17/91       $9,425         $10,000       $10,000         $10,000
  Oct-91        $9,434          $9,977        $9,979         $10,088
  Nov-91        $9,406          $9,996        $9,830         $9,650
  Dec-91        $9,458         $11,059       $10,935         $10,355
  Jan-92        $9,619         $12,438       $12,201         $10,165
  Feb-92        $9,562         $12,755       $12,743         $9,991
  Mar-92        $9,364         $12,689       $13,174         $9,522
  Apr-92        $9,468         $12,759       $13,082         $9,656
  May-92        $9,628         $12,683       $13,036         $10,042
  Jun-92        $9,609         $11,381       $11,742         $9,707
  Jul-92        $9,392         $11,348       $11,870         $9,734
  Aug-92        $9,137         $10,877       $11,317         $9,973
  Sep-92        $9,033         $10,652       $11,355         $9,883
  Oct-92        $8,788         $11,127       $11,963         $9,617
  Nov-92        $8,439         $11,054       $11,834         $9,791
  Dec-92        $8,536         $11,423       $12,182         $9,873
  Jan-93        $8,960         $11,370       $12,241         $9,907
  Feb-93        $9,741         $11,656       $12,446         $10,143
  Mar-93        $9,591         $12,022       $12,858         $10,734
  Apr-93        $10,046        $12,456       $13,153         $11,233
  May-93        $10,597        $12,722       $13,520         $11,494
  Jun-93        $10,906        $13,078       $13,921         $11,399
  Jul-93        $10,868        $13,486       $14,288         $11,636
  Aug-93        $11,825        $14,584       $15,495         $12,171
  Sep-93        $12,289        $15,175       $16,062         $11,948
  Oct-93        $12,792        $16,479       $17,503         $12,279
  Nov-93        $13,449        $17,523       $18,277         $11,586
  Dec-93        $14,896        $20,517       $21,298         $12,155
  Jan-94        $15,198        $20,656       $21,686         $12,960
  Feb-94        $14,866        $20,123       $21,300         $12,794
  Mar-94        $14,268        $18,089       $19,373         $12,244
  Apr-94        $13,699        $17,745       $18,985         $12,625
  May-94        $13,689        $18,164       $19,635         $12,660
  Jun-94        $13,464        $17,519       $19,094         $12,627
  Jul-94        $13,935        $18,777       $20,281         $12,869
  Aug-94        $14,749        $21,192       $22,798         $13,259
  Sep-94        $14,887        $21,716       $23,057         $12,913
  Oct-94        $14,543        $20,999       $22,641         $13,282
  Nov-94        $14,023        $20,193       $21,464         $12,709
  Dec-94        $13,617        $18,056       $19,740         $12,834
  Jan-95        $12,846        $15,642       $17,640         $12,644
  Feb-95        $12,805        $15,440       $17,187         $12,831
  Mar-95        $12,948        $15,411       $17,297         $13,452
  Apr-95        $13,377        $16,049       $18,073         $13,923
  May-95        $13,836        $16,647       $19,034         $14,045
  Jun-95        $13,877        $16,745       $19,090         $14,043
  Jul-95        $14,469        $17,279       $19,519         $14,749
  Aug-95        $14,091        $16,816       $19,059         $14,423
  Sep-95        $14,071        $16,694       $18,969         $14,846
  Oct-95        $13,591        $16,059       $18,243         $14,615
  Nov-95        $13,438        $15,979       $17,917         $15,125
  Dec-95        $13,666        $16,535       $18,712         $15,570
  Jan-96        $15,000        $17,943       $20,042         $15,854
  Feb-96        $14,931        $17,523       $19,723         $15,953
  Mar-96        $14,995        $17,779       $19,877         $16,222
  Apr-96        $15,490        $18,491       $20,672         $16,606
  May-96        $15,743        $18,335       $20,579         $16,623
  Jun-96        $15,838        $18,550       $20,708         $16,711
  Jul-96        $15,121        $17,333       $19,293         $16,124
  Aug-96        $15,427        $17,869       $19,786         $16,312
  Sep-96        $15,754        $18,133       $19,958         $16,954
  Oct-96        $15,806        $17,743       $19,426         $17,075
  Nov-96        $16,355        $18,005       $19,751         $18,035
  Dec-96        $16,742        $18,085       $19,840         $17,749
  Jan-97        $18,014        $19,362       $21,194         $17,965
  Feb-97        $18,541        $20,309       $22,101         $18,176
  Mar-97        $18,158        $19,809       $21,521         $17,819
  Apr-97        $18,344        $19,471       $21,559         $18,405
  May-97        $19,294        $20,133       $22,176         $19,544
  Jun-97        $20,114        $21,003       $23,363         $20,522
  Jul-97        $20,966        $21,214       $23,711         $21,470
  Aug-97        $19,130        $18,505       $20,694         $20,037
  Sep-97        $20,190        $19,092       $21,267         $21,129
  Oct-97        $16,377        $15,967       $17,778         $20,020
  Nov-97        $15,296        $15,203       $17,129         $20,377
  Dec-97        $15,166        $15,419       $17,542         $20,629
  Jan-98        $13,830        $14,404       $16,166         $21,207
  Feb-98        $15,271        $15,873       $17,853         $22,645
  Mar-98        $15,979        $16,495       $18,628         $23,605
  Apr-98        $16,038        $16,538       $18,425         $23,839
  May-98        $13,863        $14,476       $15,900         $23,544
  Jun-98        $12,504        $13,000       $14,232         $24,106
  Jul-98        $12,587        $13,514       $14,684         $24,070
  Aug-98        $9,490          $9,716       $10,438         $20,864
  Sep-98        $9,939         $10,177       $11,100         $21,237
  Oct-98        $11,405        $11,355       $12,269         $23,161
  Nov-98        $12,658        $12,208       $13,289         $24,542
  Dec-98        $12,328        $12,022       $13,097         $25,744
[TABLES]


AVERAGE ANNUAL TOTAL RETURN
12/31/98

[This table shows the average annual total returns for Templeton Deveoping Markets Trust Class I shares as of December 31, 1998.]

CLASS I
----------------------------------
1-Year                    (23.39%)

5-Year                     (4.85%)

Since Inception (10/17/91)  +2.95%

8                          Past performance is not predictive of future results.

PAGE


[GRAPH OF CLASS II (5/1/95 - 12/31/98)]


[The following line graph compares the performance of Templeton Developing Markets Trust Class II shares with the International Finance Corporation (IFC) Investable Composite Index, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index and the MSCI World Index based on a $10,000 investment from 5/1/95 to 12/31/98. *Source: MSCI and IFC.]

                  Templeton         IFC          MSCI      MSCI World
                 Developing     Investable     Emerging       Index
                Markets Trust    Composite   Markets Free
                 - Class II        Index
               --------------------------------------------------------

    5/1/95         $9,902         $10,000       $10,000      $10,000
     5/95          $10,242        $10,360       $10,532      $10,085
     6/95          $10,265        $10,421       $10,563      $10,083
     7/95          $10,695        $10,754       $10,800      $10,590
     8/95          $10,408        $10,466       $10,546      $10,356
     9/95          $10,385        $10,390       $10,496      $10,660
    10/95          $10,015        $9,995        $10,094      $10,494
    11/95          $9,909         $9,945        $9,914       $10,860
    12/95          $10,070        $10,291       $10,354      $11,180
     1/96          $11,042        $11,167       $11,090      $11,384
     2/96          $10,983        $10,906       $10,913      $11,455
     3/96          $11,022        $11,065       $10,998      $11,648
     4/96          $11,381        $11,508       $11,438      $11,924
     5/96          $11,561        $11,411       $11,387      $11,936
     6/96          $11,623        $11,545       $11,458      $11,999
     7/96          $11,085        $10,787       $10,675      $11,577
     8/96          $11,311        $11,121       $10,948      $11,713
     9/96          $11,538        $11,285       $11,043      $12,173
    10/96          $11,577        $11,043       $10,749      $12,260
    11/96          $11,967        $11,206       $10,929      $12,950
    12/96          $12,244        $11,256       $10,978      $12,745
     1/97          $13,166        $12,050       $11,727      $12,900
     2/97          $13,538        $12,640       $12,229      $13,051
     3/97          $13,256        $12,328       $11,908      $12,795
     4/97          $13,377        $12,118       $11,929      $13,215
     5/97          $14,062        $12,530       $12,270      $14,034
     6/97          $14,650        $13,071       $12,927      $14,735
     7/97          $15,271        $13,203       $13,120      $15,416
     8/97          $13,917        $11,517       $11,451      $14,388
     9/97          $14,682        $11,882       $11,768      $15,171
    10/97          $11,902        $9,937        $9,837       $14,375
    11/97          $11,112        $9,462        $9,478       $14,632
    12/97          $11,007        $9,596        $9,706       $14,812
     1/98          $10,036        $8,965        $8,945       $15,228
     2/98          $11,076        $9,879        $9,879       $16,260
     3/98          $11,577        $10,266       $10,307      $16,949
     4/98          $11,612        $10,293       $10,195      $17,117
     5/98          $10,043        $9,009        $8,798       $16,905
     6/98          $9,056         $8,091        $7,875       $17,309
     7/98          $9,099         $8,411        $8,125       $17,283
     8/98          $6,854         $6,047        $5,776       $14,981
     9/98          $7,184         $6,334        $6,142       $15,249
    10/98          $8,241         $7,067        $6,789       $16,630
    11/98          $9,134         $7,598        $7,353       $17,622
    12/98          $8,894         $7,482        $7,247       $18,486




AVERAGE ANNUAL TOTAL RETURN
12/31/98

[This table shows the average annual total returns for Templeton Deveoping Markets Trust Class II shares as of December 31, 1998.]

CLASS II
----------------------------------
1-Year (20.80%)
3-Year (4.37%)
Since Inception (5/1/95) (3.14%)


[GRAPH OF ADVISOR CLASS
(10/17/91 - 12/31/98)**]

The following line graph compares the performance of Templeton Developing Markets Trust Advisor Class shares with the International Finance Corporation
(IFC)  Investable  Composite  Index,  the Morgan Stanley  Capital  International
(MSCI) Emerging Markets Free Index and the MSCI World Index based on a $10,000 investment from 10/17/91 to 12/31/98. *Source: MSCI and IFC.


                      Templeton            IFCI       MSCI Emerging    MSCI World
                  Developing Markets    Investable     Markets Free      Index
                   Trust - Advisor    Composite Index
                        Class
                 -------------------------------------------------------------------
    10/17/91           $10,000            $10,000        $10,000        $10,000
     10/91             $10,010            $9,977          $9,979        $10,088
     11/91              $9,980            $9,996          $9,830         $9,650
     12/91             $10,035            $11,059        $10,935        $10,355
      1/92             $10,205            $12,438        $12,201        $10,165
      2/92             $10,145            $12,755        $12,743         $9,991
      3/92              $9,935            $12,689        $13,174         $9,522
      4/92             $10,045            $12,759        $13,082         $9,656
      5/92             $10,215            $12,683        $13,036        $10,042
      6/92             $10,195            $11,381        $11,742         $9,707
      7/92              $9,965            $11,348        $11,870         $9,734
      8/92              $9,695            $10,877        $11,317         $9,973
      9/92              $9,584            $10,652        $11,355         $9,883
     10/92              $9,324            $11,127        $11,963         $9,617
     11/92              $8,953            $11,054        $11,834         $9,791
     12/92              $9,057            $11,423        $12,182         $9,873
      1/93              $9,507            $11,370        $12,241         $9,907
      2/93             $10,335            $11,656        $12,446        $10,143
      3/93             $10,176            $12,022        $12,858        $10,734
      4/93             $10,659            $12,456        $13,153        $11,233
      5/93             $11,243            $12,722        $13,520        $11,494
      6/93             $11,572            $13,078        $13,921        $11,399
      7/93             $11,531            $13,486        $14,288        $11,636
      8/93             $12,546            $14,584        $15,495        $12,171
      9/93             $13,039            $15,175        $16,062        $11,948
     10/93             $13,572            $16,479        $17,503        $12,279
     11/93             $14,270            $17,523        $18,277        $11,586
     12/93             $15,804            $20,517        $21,298        $12,155
      1/94             $16,125            $20,656        $21,686        $12,960
      2/94             $15,773            $20,123        $21,300        $12,794
      3/94             $15,139            $18,089        $19,373        $12,244
      4/94             $14,535            $17,745        $18,985        $12,625
      5/94             $14,524            $18,164        $19,635        $12,660
      6/94             $14,285            $17,519        $19,094        $12,627
      7/94             $14,785            $18,777        $20,281        $12,869
      8/94             $15,649            $21,192        $22,798        $13,259
      9/94             $15,795            $21,716        $23,057        $12,913
     10/94             $15,430            $20,999        $22,641        $13,282
     11/94             $14,878            $20,193        $21,464        $12,709
     12/94             $14,448            $18,056        $19,740        $12,834
      1/95             $13,630            $15,642        $17,640        $12,644
      2/95             $13,587            $15,440        $17,187        $12,831
      3/95             $13,738            $15,411        $17,297        $13,452
      4/95             $14,193            $16,049        $18,073        $13,923
      5/95             $14,680            $16,647        $19,034        $14,045
      6/95             $14,723            $16,745        $19,090        $14,043
      7/95             $15,351            $17,279        $19,519        $14,749
      8/95             $14,951            $16,816        $19,059        $14,423
      9/95             $14,929            $16,694        $18,969        $14,846
     10/95             $14,420            $16,059        $18,243        $14,615
     11/95             $14,258            $15,979        $17,917        $15,125
     12/95             $14,500            $16,535        $18,712        $15,570
      1/96             $15,915            $17,943        $20,042        $15,854
      2/96             $15,842            $17,523        $19,723        $15,953
      3/96             $15,909            $17,779        $19,877        $16,222
      4/96             $16,435            $18,491        $20,672        $16,606
      5/96             $16,704            $18,335        $20,579        $16,623
      6/96             $16,804            $18,550        $20,708        $16,711
      7/96             $16,043            $17,333        $19,293        $16,124
      8/96             $16,368            $17,869        $19,786        $16,312
      9/96             $16,715            $18,133        $19,958        $16,954
     10/96             $16,771            $17,743        $19,426        $17,075
     11/96             $17,352            $18,005        $19,751        $18,035
     12/96             $17,763            $18,085        $19,840        $17,749
      1/97             $19,113            $19,362        $21,194        $17,965
      2/97             $19,671            $20,309        $22,101        $18,176
      3/97             $19,277            $19,809        $21,521        $17,819
      4/97             $19,474            $19,471        $21,559        $18,405
      5/97             $20,483            $20,133        $22,176        $19,544
      6/97             $21,364            $21,003        $23,363        $20,522
      7/97             $22,268            $21,214        $23,711        $21,470
      8/97             $20,321            $18,505        $20,694        $20,037
      9/97             $21,457            $19,092        $21,267        $21,129
     10/97             $17,411            $15,967        $17,778        $20,020
     11/97             $16,263            $15,203        $17,129        $20,377
     12/97             $16,133            $15,419        $17,542        $20,629
      1/98             $14,710            $14,404        $16,166        $21,207
      2/98             $16,245            $15,873        $17,853        $22,645
      3/98             $17,010            $16,495        $18,628        $23,605
      4/98             $17,060            $16,538        $18,425        $23,839
      5/98             $14,758            $14,476        $15,900        $23,544
      6/98             $13,311            $13,000        $14,232        $24,106
      7/98             $13,399            $13,514        $14,684        $24,070
      8/98             $10,103            $9,716         $10,438        $20,864
      9/98             $10,594            $10,177        $11,100        $21,237
     10/98             $12,166            $11,355        $12,269        $23,161
     11/98             $13,500            $12,208        $13,289        $24,542
     12/98             $13,153            $12,022        $13,097        $25,744


AVERAGE ANNUAL TOTAL RETURN
12/31/98

[This table shows the average annual returns for Templeton Developing Markets Trust Advisor Class shares as of December 31, 1998. ]
----------------------------------
ADVISOR CLASS
1-Year (18.47%)
5-Year (3.61%)
Since Inception (10/17/91) +3.88%

*Source: MSCI and IFC.

**On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I sales charge, but including the effect of Rule 12b-1 fees and other Class I expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was (26.10%).

Past performance is not predictive of future results.                          9

PAGE



TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights

                                                                                        CLASS I
                                                           ------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                           ------------------------------------------------------------------
                                                              1998          1997          1996          1995          1994
                                                           ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year...................          $12.94        $15.40        $13.01        $13.42        $15.27
                                                           ------------------------------------------------------------------
Income from investment operations:
 Net investment income...............................             .17           .16           .16           .21           .14
 Net realized and unrealized gains (losses)..........           (2.57)        (1.62)         2.75          (.18)        (1.44)
                                                           ------------------------------------------------------------------
Total from investment operations.....................           (2.40)        (1.46)         2.91           .03         (1.30)
                                                           ------------------------------------------------------------------
Less distributions from:
 Net investment income...............................            (.19)         (.16)         (.17)         (.20)         (.12)
 In excess of net investment income..................              --            --          (.01)           --            --
 Net realized gains..................................            (.05)         (.53)         (.34)         (.24)         (.43)
 In excess of net realized gains.....................              --          (.31)           --            --            --
                                                           ------------------------------------------------------------------
Total distributions..................................            (.24)        (1.00)         (.52)         (.44)         (.55)
                                                           ------------------------------------------------------------------
Net asset value, end of year.........................          $10.30        $12.94        $15.40        $13.01        $13.42
                                                           ------------------------------------------------------------------
                                                           ------------------------------------------------------------------
Total Return*........................................        (18.72)%       (9.41)%        22.51%          .36%       (8.64)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)......................      $2,172,954    $3,444,029    $3,308,753    $2,147,664    $2,009,154
Ratios to average net assets:
 Expenses............................................           2.11%         1.96%         2.03%         2.10%         2.11%
 Net investment income...............................           1.40%          .99%         1.16%         1.66%         1.08%
Portfolio turnover rate..............................          37.51%        30.06%        12.47%         9.76%        18.57%

*Total return does not reflect sales commissions.
 10

PAGE



TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                                    CLASS II
                                                                -------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                                -------------------------------------------------
                                                                  1998          1997          1996         1995+
                                                                -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................      $12.81        $15.27        $12.95       $13.10
                                                                -------------------------------------------------
Income from investment operations:
 Net investment income......................................         .07           .09           .17          .02
 Net realized and unrealized gains (losses).................       (2.51)        (1.64)         2.60          .19
                                                                -------------------------------------------------
Total from investment operations............................       (2.44)        (1.55)         2.77          .21
                                                                -------------------------------------------------
Less distributions from:
 Net investment income......................................        (.11)         (.07)         (.10)        (.18)
 In excess of net investment income.........................          --            --          (.01)          --
 Net realized gains.........................................        (.05)         (.53)         (.34)        (.18)
 In excess of net realized gains............................          --          (.31)           --           --
                                                                -------------------------------------------------
Total distributions.........................................        (.16)         (.91)         (.45)        (.36)
                                                                -------------------------------------------------
Net asset value, end of year................................      $10.21        $12.81        $15.27       $12.95
                                                                -------------------------------------------------
                                                                -------------------------------------------------
Total Return*...............................................    (19.20)%      (10.10)%        21.58%        1.70%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $294,588      $402,542      $226,629      $41,012
Ratios to average net assets:
 Expenses...................................................       2.78%         2.69%         2.74%        2.73%**
 Net investment income......................................        .76%          .21%          .33%         .19%**
Portfolio turnover rate.....................................      37.51%        30.06%        12.47%        9.76%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to December 31, 1995.
                                                                              11

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Highlights (continued)

                                                                         ADVISOR CLASS
                                                                    ------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    ------------------------
                                                                      1998            1997+
                                                                    ------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................          $12.93          $15.43
                                                                    ------------------------
Income from investment operations:
 Net investment income......................................             .23             .17
 Net realized and unrealized losses.........................           (2.60)          (1.63)
                                                                    ------------------------
Total from investment operations............................           (2.37)          (1.46)
                                                                    ------------------------
Less distributions from:
 Net investment income......................................            (.23)           (.20)
 Net realized gains.........................................            (.05)           (.53)
 In excess of net realized gains............................              --            (.31)
                                                                    ------------------------
Total distributions.........................................            (.28)          (1.04)
                                                                    ------------------------
Net asset value, end of year................................          $10.28          $12.93
                                                                    ------------------------
                                                                    ------------------------
Total Return*...............................................        (18.47)%         (9.36)%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of year (000's).............................        $115,494         $98,101
Ratios to average net assets:
 Expenses...................................................           1.78%           1.69%**
 Net investment income......................................           1.82%           1.04%**
Portfolio turnover rate.....................................          37.51%          30.06%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to December 31, 1997. Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
 12

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 101.0%
ARGENTINA 5.4%
Aluar Aluminio Argentino SA, B..................      Misc Materials & Commodities              20,560      $       51,446
Astra Cia Argentina de Petroleo SA..............             Energy Sources                  1,333,000           1,574,357
*Atanor Cia Nacional Para la Industria Quimica
  SA, D.........................................               Chemicals                     3,467,239           1,978,107
Banco de Galicia y Buenos Aires SA, B...........                Banking                      1,029,178           4,532,464
Banco Frances SA................................                Banking                        950,000           6,751,076
*Buenos Aires Embotelladora SA, B, ADR..........          Beverages & Tobacco                  746,000               7,460
*Capex SA, A....................................       Utilities Electrical & Gas              221,604           1,270,935
Central Costanera SA, B.........................       Utilities Electrical & Gas              172,000             421,780
+*Garovaglio Y Zorraquin SA.....................               Chemicals                     1,500,356           1,892,152
Juan Minetti SA.................................    Building Materials & Components            278,000             765,189
Molinos Rio de la Plata SA, B...................       Food & Household Products             6,709,464          15,781,444
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.....................................          Beverages & Tobacco                  453,079           1,541,856
Perez Companc SA, B.............................             Energy Sources                  5,305,949          22,464,382
Quilmes Industrial SA, ADR......................          Beverages & Tobacco                1,221,500          11,375,220
Siderca SA, A...................................            Metals & Mining                  4,662,876           5,320,467
*Sociedad Comercial del Plata Cadelplata Come...             Multi-Industry                  8,191,210           5,780,005
Telecom Argentina Stet-France SA, ADR...........           Telecommunications                  256,500           7,053,750
Telefonica de Argentina SA, B, ADR..............           Telecommunications                  470,760          13,151,858
Transportadora de Gas del Sur SA, B.............       Utilities Electrical & Gas              841,972           1,668,606
Transportadora de Gas del Sur SA, B, ADR........       Utilities Electrical & Gas            1,257,800          12,735,225
YPF Sociedad Anonima, ADR.......................             Energy Sources                    795,218          22,216,403
*Zanella Hermanos SA............................              Automobiles                      805,494              76,591
                                                                                                            --------------
                                                                                                               138,410,773
                                                                                                            --------------
BRAZIL 11.5%
Aracruz Celulose SA, ADR........................        Forest Products & Paper              1,689,000          13,512,000
Banco Bradesco SA...............................                Banking                  1,820,341,854           9,521,672
*Banco Bradesco SA BBD, rts. ...................                Banking                     76,695,081              19,551
*Banco Bradesco SA BBD, rts., pfd. .............                Banking                    152,202,555              86,667
Banco Bradesco SA, pfd. ........................                Banking                  3,672,031,522          20,362,186
Banco do Brasil SA..............................                Banking                  1,008,741,792           5,593,685
Banco do Brazil SA, pfd. .......................                Banking                    216,266,120           1,449,829
Brasmotor SA, pfd. .............................             Multi-Industry                 44,353,231           4,405,038
Centrais Eletricas Brasileiras SA
  (Electrobras).................................       Utilities Electrical & Gas          667,461,000          11,490,328
Centrais Eletricas Brasileiras SA (Electrobras),
  B, pfd. ......................................       Utilities Electrical & Gas        1,973,153,470          37,887,159
*Centrais Geradoras Do Sul Do Brasil SA, B,
  pfd. .........................................       Utilities Electrical & Gas        2,380,068,470           2,954,771
Cia Cervejaria Brahma...........................          Beverages & Tobacco                2,000,000             877,302
Cia Cervejaria Brahma, pfd. ....................          Beverages & Tobacco                5,668,000           2,476,891
Cia Energetica de Minas Gerais Cemig, br.,
  pfd. .........................................       Utilities Electrical & Gas          679,860,000          12,941,676
*Cia Mesbla SA, pfd. ...........................             Merchandising                  73,017,000              18,130
*Cia Mesbla SA, rts. ...........................             Merchandising                 144,991,889               7,200
*Cia Vale do Rio Doce, A, pfd. .................            Metals & Mining                    852,777          10,939,825
*Companhia Energetica do Ceara, pfd. ...........       Utilities Electrical & Gas          410,872,000           1,020,166
Companhia Paranaense De Energia-Copel, ADR......       Utilities Electrical & Gas              246,000           1,752,750
Companhia Siderurgica Nacional Sid Nacional
  CSN...........................................            Metals & Mining                368,901,000           8,243,598
Copene-Petroquimica do Nordeste SA, A, pfd. ....               Chemicals                    36,169,844           4,131,131
+Duratex SA, pfd. ..............................        Forest Products & Paper            477,100,800          13,030,686

                                                                              13

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
BRAZIL (CONT.)
Investimentos Itau SA, pfd. ....................             Multi-Industry                 68,618,179      $   38,050,221
*Mannesmann SA..................................        Machinery & Engineering             22,480,874           1,395,461
*Mannesmann SA, pfd. ...........................        Machinery & Engineering              4,725,562             226,843
Petroleo Brasileiro SA, pfd. ...................             Energy Sources                265,325,333          30,084,478
Souza Cruz SA...................................          Beverages & Tobacco                  349,200           2,254,302
*Telecomunicacoes Brasileiras SA, unit..........           Telecommunications              738,109,194          32,988,120
*Telecomunicacoes Brasileiras SA, unit, pfd. ...           Telecommunications              339,307,973          24,881,181
Unibanco Uniao de Bancos Brasileiros SA, unit...                Banking                    119,331,186           4,148,074
                                                                                                            --------------
                                                                                                               296,750,921
                                                                                                            --------------
CHILE 4.4%
Antofagasta Holdings Plc. ......................            Metals & Mining                    811,668           2,396,990
Cia Cervecerias Unidas SA, ADR..................          Beverages & Tobacco                  106,450           2,049,163
Compania De Telecomunicaciones De Chile SA,
  ADR...........................................           Telecommunications                2,394,809          49,542,611
Empresa Nacional de Electricidad SA, ADR........        Electrical & Electronics             2,592,200          29,486,275
Enersis SA, ADR.................................       Utilities Electrical & Gas              798,350          20,607,409
Madeco Manufacturera de Cobre SA, ADR...........         Industrial Components                 103,900             870,163
Masisa SA, ADR..................................        Forest Products & Paper                 56,400             359,550
Quinenco SA, ADR................................             Multi-Industry                    755,400           6,043,200
Sociedad Quimica y Minera de Chile SA, ADR......               Chemicals                        47,000           1,583,313
                                                                                                            --------------
                                                                                                               112,938,674
                                                                                                            --------------
CHINA 1.0%
China Resources Enterprises Ltd. ...............             Multi-Industry                  2,096,000           3,273,626
*China Southern Glass Co. Ltd., B...............    Building Materials & Components          8,770,913             803,814
+China Vanke Co. Ltd., B........................              Real Estate                   10,910,506           2,999,694
+Chiwan Wharf Holdings Ltd., B..................             Transportation                 11,593,800           1,197,204
Guangshen Railway Co. Ltd., H...................             Transportation                 26,618,000           3,092,220
Guangshen Railway Co. Ltd., H, ADR..............             Transportation                    457,300           2,743,800
Shandong Huaneng Power Development Co. Ltd.,
  ADR...........................................       Utilities Electrical & Gas              641,500           2,926,844
*Shanghai Chlor-Alkali Chemical Co. Ltd., B.....               Chemicals                     8,121,030             552,230
*Shanghai Dazhong Taxi Shareholding Co. Ltd.,
  B.............................................             Transportation                  1,129,514             476,655
+*Shanghai Jin Jiang Tower Co. Ltd., B..........           Leisure & Tourism                 7,497,954             659,820
*Shanghai Lujiaxui Finance & Trade Zn Dev Stock
  Co Ltd., B....................................              Real Estate                   11,588,189           3,731,397
*Shanghai New Asia Group Co. Ltd., B............       Food & Household Products             6,329,154             810,132
Shanghai Petrochemical Co. Ltd., H..............               Chemicals                    26,416,000           2,386,808
*Shanghai Tyre & Rubber Co. Ltd., B.............         Industrial Components               5,292,050             529,205
Shanghai Yaohua Pilkington Glass, B.............    Building Materials & Components          7,380,450             627,338
Shenzhen Konka Electronic Group Co. Ltd., B.....    Appliances & Household Durables            657,627             331,901
                                                                                                            --------------
                                                                                                                27,142,688
                                                                                                            --------------
COLOMBIA 1.7%
Banco Ganadero SA, C, ADR, pfd. ................                Banking                        134,400           1,218,000
Bancolombia SA..................................                Banking                      1,526,005           1,429,859
Bavaria SA......................................          Beverages & Tobacco                  405,612           2,044,442
Cementos Argos SA...............................    Building Materials & Components          3,553,464          10,126,511

 14

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
COLOMBIA (CONT.)
Cia Colombiana de Tabacos SA....................          Beverages & Tobacco                2,550,068      $    4,943,589
Compania Nacional de Chocolates SA..............       Food & Household Products             2,194,520           9,501,314
Compania Suramericana de Inversiones SA.........               Insurance                     6,486,272          14,045,556
Promigas SA.....................................       Utilities Electrical & Gas              221,959             860,585
Valores Bavaria SA..............................           Financial Services                  345,100             356,808
                                                                                                            --------------
                                                                                                                44,526,664
                                                                                                            --------------
CROATIA
Pliva D D, GDR, Reg S...........................         Health & Personal Care                 56,400             936,240
                                                                                                            --------------
CZECH REPUBLIC 2.0%
*CEZ AS.........................................       Utilities Electrical & Gas              964,025          21,305,431
*Komercni Banka AS, GDR.........................                Banking                        224,300             930,845
*SPT Telecom AS.................................           Telecommunications                1,348,428          20,564,751
Tabak AS........................................          Beverages & Tobacco                   13,786           3,851,505
Unipetrol.......................................               Chemicals                     2,839,511           5,105,844
                                                                                                            --------------
                                                                                                                51,758,376
                                                                                                            --------------
ECUADOR .1%
La Cemento Nacional SA, GDR, 144A...............             Multi-Industry                      4,510             487,080
La Cemento Nacional SA, GDR, Reg S..............             Multi-Industry                     14,400           1,555,200
                                                                                                            --------------
                                                                                                                 2,042,280
                                                                                                            --------------
EGYPT .2%
Commercial International Bank Ltd. .............                Banking                        124,345             982,727
Eastern Tobacco Co. ............................          Beverages & Tobacco                  184,711           4,251,061
                                                                                                            --------------
                                                                                                                 5,233,788
                                                                                                            --------------
GHANA .5%
Ashanti Goldfields Co. Ltd., GDR, Reg S.........            Metals & Mining                  1,477,635          13,852,828
                                                                                                            --------------
GREECE
Alpha Credit Bank...............................                Banking                              4                 421
National Bank of Greece SA......................                Banking                              1                 180
                                                                                                            --------------
                                                                                                                       601
                                                                                                            --------------
HONG KONG 5.7%
CDL Hotel International Ltd. ...................           Leisure & Tourism                 4,465,858           1,147,124
Cheung Kong Holdings Ltd. ......................             Multi-Industry                  5,219,000          37,556,456
Citic Pacific Ltd. .............................             Multi-Industry                  2,513,000           5,417,032
Dairy Farm International Holdings Ltd. .........             Merchandising                   7,973,116           9,169,083
Hang Lung Development Co. Ltd. .................              Real Estate                    9,724,000          10,417,835
HSBC Holdings Plc. .............................                Banking                      1,803,860          44,937,876
Hutchison Whampoa Ltd. .........................             Multi-Industry                    899,000           6,353,254
IMC Holdings Ltd. ..............................             Transportation                     66,000               6,389
Jardine Matheson Holdings Ltd. .................             Multi-Industry                  1,156,743           2,984,397
Jardine Strategic Holdings Ltd. ................             Multi-Industry                  1,921,687           2,786,446

                                                                              15

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
New World Development Co. Ltd. .................              Real Estate                    9,491,807      $   23,891,098
*Semi-Tech Co. Ltd. ............................    Appliances & Household Durables         11,676,030             482,282
Wheelock and Company Ltd. ......................             Multi-Industry                  2,776,231           2,221,773
                                                                                                            --------------
                                                                                                               147,371,045
                                                                                                            --------------
HUNGARY 2.0%
Borsodchem RT...................................               Chemicals                       210,681           5,479,986
Borsodchem RT, GDR, Reg S.......................               Chemicals                       157,000           4,085,925
*Danubius Hotel and Spa RT......................           Leisure & Tourism                    58,357           1,222,463
Egis RT.........................................             Multi-Industry                     91,638           2,085,632
Fotex First Hungarian American Photo Service
  Co. ..........................................             Multi-Industry                  2,872,089           1,507,448
**Fotex First Hungarian American Photo Service
  Co., cvt., 12.00%, 5/11/00....................             Multi-Industry                     32,000              32,000
Gedeon Richter Ltd. ............................         Health & Personal Care                258,007          10,995,212
+*Ibusz RT......................................           Leisure & Tourism                   111,639             430,388
Inter-Europa Bank RT............................                Banking                         10,220             493,685
Mol Magyar Olay - Es Gazipari RT................             Energy Sources                    163,000           4,470,680
OTP Bank........................................                Banking                         31,900           1,598,741
Pannonplast Plastic Industries Plc. ............         Industrial Components                   4,274             120,997
Pick Szeged RT, GDR.............................       Food & Household Products               152,150           1,312,294
Tiszai Vegyi Kombinat RT........................               Chemicals                       460,308           6,200,298
Tiszai Vegyi Kombinat RT, GDR, 144A.............               Chemicals                       571,000           7,737,050
Tiszai Vegyi Kombinat RT, GDR, Reg S............               Chemicals                       219,000           2,967,450
Zwack Unicum Ltd. ..............................          Beverages & Tobacco                      948              24,438
                                                                                                            --------------
                                                                                                                50,764,687
                                                                                                            --------------
INDIA 3.7%
Aban Loyd Chiles Offshore Ltd. .................             Energy Sources                      6,200               4,960
Andhra Valley Power Supply Co. Ltd. ............       Utilities Electrical & Gas               59,100             102,913
Arvind Mills Ltd. ..............................           Textiles & Apparel                1,774,300           1,613,712
*ATV Projects India Ltd. .......................        Machinery & Engineering              1,602,600              37,712
Bajaj Auto Ltd. ................................              Automobiles                      304,150           3,730,640
*Bharat Petroleum Corp. Ltd. ...................             Energy Sources                  1,252,300           6,872,050
Bombay Dyeing & Manufacturing Co. Ltd. .........               Chemicals                       309,350             421,845
*Bses Ltd. .....................................       Utilities Electrical & Gas                  100                 333
Cochin Refineries Ltd. .........................             Energy Sources                        100                 312
Cummins India Ltd. .............................        Machinery & Engineering                 58,000             419,684
Essar Shipping Ltd. ............................             Transportation                     68,000              11,201
*Garden Silk Mills Ltd. ........................           Textiles & Apparel                  204,600              47,183
Grasim Industries Ltd. .........................             Multi-Industry                  1,078,550           4,575,994
Great Eastern Shipping Co. Ltd. ................             Transportation                  7,166,700           3,887,224
Gujarat Ambuja Cements Ltd. ....................    Building Materials & Components            583,125           3,569,040
Gujarat Ambuja Cements Ltd., GDR, Reg S.........    Building Materials & Components            285,500           1,884,300
Gujarat Industries Power Ltd. ..................      Energy Equipment & Services              424,400             247,172
Gujarat Narmada Valley Fertilizers Co. Ltd. ....               Chemicals                     1,724,600             754,833
Gujarat Narmada Valley Fertilizers Co. Ltd.,
  GDR...........................................               Chemicals                       141,000             303,150

 16

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDIA (CONT.)
Hindalco Industries Inc., GDR, Reg S............            Metals & Mining                    102,400      $    1,200,640
Hindustan Organic Chemicals Ltd. ...............               Chemicals                       838,600             155,895
Hindustan Petroleum Corp. Ltd. .................             Energy Sources                    758,100           4,194,000
ICICI Ltd. .....................................           Financial Services                6,549,800           7,251,654
India Cements Ltd. .............................    Building Materials & Components            444,800             338,601
India Cements Ltd., GDR.........................    Building Materials & Components            552,910             414,683
Indian Aluminium Co. Ltd. ......................            Metals & Mining                    246,300             526,839
Indian Petrochemicals Corp. Ltd. ...............               Chemicals                     4,769,500           6,430,976
*Indian Rayon & Industries Ltd. ................             Multi-Industry                    551,700           1,460,511
Indian Rayon & Industries Ltd., GDR.............             Multi-Industry                    109,172             275,659
Indo Gulf Corp. Ltd. ...........................               Chemicals                     3,926,100           2,582,216
Indo Gulf Corp. Ltd., GDR.......................               Chemicals                        64,150              40,094
Industrial Development Bank of India............                Banking                      2,255,500           1,934,594
L & T Ltd. .....................................             Multi-Industry                  1,584,864           5,985,720
Larsen & Toubro Ltd. ...........................             Multi-Industry                    485,902           1,835,157
Larsen and Toubro Ltd., GDR, Reg S..............             Multi-Industry                    105,367             808,692
Madras Cements Ltd. ............................    Building Materials & Components              7,255             693,255
Mahanagar Telephone Nigam Ltd. .................           Telecommunications                  603,000           2,599,514
National Aluminium Co. Ltd. ....................            Metals & Mining                  3,436,600           1,524,368
Oriental Bank of Commerce.......................                Banking                      3,860,200           3,392,734
Reliance Industries Ltd. .......................               Chemicals                     1,614,000           4,549,983
Reliance Industries Ltd., GDR...................               Chemicals                       326,600           1,828,960
Satyam Computers Services Ltd. .................     Data Processing & Reproduction             28,400             486,184
*Shipping Corporation Of India Ltd. ............             Transportation                  1,877,600             927,837
State Bank of India.............................                Banking                         76,000             280,957
Steel Authority of India Ltd., GDR, 144A........            Metals & Mining                     62,000             122,450
Steel Authority of India Ltd., GDR, Reg S.......            Metals & Mining                    199,000             393,025
Sterlite Industries Ltd. .......................            Metals & Mining                        210                 717
Tata Chemicals Ltd. ............................               Chemicals                       935,650           2,230,350
Tata Engineering & Locomotive Co. Telco.........        Machinery & Engineering              2,192,100           8,408,090
*Tata Hydro-Electric Power Company..............       Utilities Electrical & Gas              210,900             395,038
Tata Iron & Steel Co., Ltd. ....................            Metals & Mining                    362,750           1,002,132
Thermax Ltd. ...................................      Energy Equipment & Services               75,600             254,394
Videsh Sanchar Nigam Ltd., GDR..................           Telecommunications                  140,400           1,719,900
Wockhardt.......................................         Health & Personal Care                162,200           1,001,149
                                                                                                            --------------
                                                                                                                95,731,226
                                                                                                            --------------
INDONESIA 3.8%
*Asia Pulp & Paper Co. Ltd., ADR................        Forest Products & Paper              2,277,400          18,646,213
*PT Barito Pacific Timber TBK...................        Forest Products & Paper             47,707,500           2,100,330
*PT BBL Dharmala Finance TBK, fgn. .............           Financial Services                3,295,000             580,252
*PT BDNI Capital Corp., fgn. ...................           Financial Services                2,366,400              52,091
*PT Ciputra Development.........................              Real Estate                    3,000,000              47,170
PT Gudang Garamm................................          Beverages & Tobacco                2,254,500           3,303,764
*PT Indah Kiat Pulp & Paper Corp. ..............        Forest Products & Paper             34,107,050           9,331,174
*PT Indocement Tunggal Prakarsa.................    Building Materials & Components         17,071,000           6,817,664
*PT Indofoods Sukses Makmurr....................       Food & Household Products            11,592,480           5,905,603

                                                                              17

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDONESIA (CONT.)
PT Indosat......................................           Telecommunications                3,076,000      $    4,033,623
*PT Inter-Pacific Bank, fgn. ...................                Banking                        922,500              23,208
*PT Metrodata Electronic........................        Electrical & Electronics               730,157              73,475
*PT Semen Cibinong..............................    Building Materials & Components         19,715,500             743,981
PT Semen Gresik (Persero).......................    Building Materials & Components          9,337,500           9,748,585
*PT Sinar Mas Agro Resources & Technology
  Corp. ........................................       Food & Household Products             7,221,400           1,544,199
*PT Sinar Mas Multi Artha, fgn. ................           Financial Services                  374,700              78,946
*PT Summarecon Agung............................              Real Estate                      846,031              15,963
PT Telekomunikasi Indonesia (Persero), B........           Telecommunications               55,983,000          19,013,094
*PT Tempo Scan Pacific..........................         Health & Personal Care             11,354,000             606,975
PT Timah........................................            Metals & Mining                 12,430,500           8,404,269
*PT Tjiwi Kimia.................................        Forest Products & Paper             23,904,330           6,239,180
*PT Ultra Jaya Milk.............................       Food & Household Products             1,481,500             116,470
                                                                                                            --------------
                                                                                                                97,426,229
                                                                                                            --------------
ISRAEL .5%
*Clal Industries Ltd. ..........................             Multi-Industry                    625,172           3,050,646
Koor Industries Ltd. ...........................             Multi-Industry                    113,667           9,918,300
                                                                                                            --------------
                                                                                                                12,968,946
                                                                                                            --------------
JORDAN
Jordan Cement Factories Ltd. ...................    Building Materials & Components            222,750             969,838
                                                                                                            --------------
KAZAKHSTAN
*Kazkommertsbank, ADR, 144A.....................                Banking                        117,660             411,810
                                                                                                            --------------
MALAYSIA 2.9%
AMMB Holdings Bhd...............................           Financial Services                2,759,400           2,596,946
Boustead Holdings Bhd...........................       Food & Household Products             4,683,000           2,931,640
Cement Industries of Malaysia Bhd...............    Building Materials & Components            271,000             127,523
Cosway Corporation Bhd..........................    Appliances & Household Durables          4,124,000           1,308,175
Federal Flour Mills Bhd.........................       Food & Household Products             2,506,250           1,958,563
Genting Bhd.....................................           Leisure & Tourism                 5,137,000           8,902,946
Golden Hope Plantations Bhd.....................      Misc Materials & Commodities             398,000             342,797
Hong Leong Industries Bhd.......................             Multi-Industry                  5,454,800           2,738,716
Hong Leong Industries Bhd., wts.................             Multi-Industry                    332,000              34,872
Hong Leong Properties Bhd.......................              Real Estate                    7,674,000           1,273,559
Island & Peninsula Bhd..........................              Real Estate                    3,997,000           2,552,572
Kian Joo Can Factory Bhd........................         Industrial Components               1,803,000           2,121,065
*Leader Universal Holdings Bhd..................         Industrial Components              18,134,000           3,999,937
Malayawata Steel Bhd............................            Metals & Mining                  4,539,000             934,451
Malaysian Airlines System Bhd...................             Transportation                  6,783,000           2,963,844
Malaysian International Shipping Corp., fgn. ...             Transportation                  2,311,000           2,427,394
*MBF Capital Bhd................................           Financial Services                3,603,000             647,144
Oriental Holdings Bhd...........................              Automobiles                    3,241,598           3,983,688
Perlis Plantations Bhd..........................             Multi-Industry                  6,283,250           5,147,771
Perusahaan Otomobil Nasional Bhd................              Automobiles                    1,335,000           1,612,573

 18

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
Public Bank Bhd.................................                Banking                      3,037,000      $    1,275,983
Public Bank Bhd., fgn. .........................                Banking                      4,080,600           1,585,864
Public Finance Bhd., fgn. ......................           Financial Services                3,194,000           1,127,235
Renong Bhd......................................             Multi-Industry                 22,656,000           4,378,661
Resorts World Bhd...............................           Leisure & Tourism                12,504,000          11,505,177
Shangri La Hotels (Malaysia) Bhd................           Leisure & Tourism                 4,835,202           1,289,997
Tanjong Plc. ...................................   Recreation & Other Consumer Goods         2,842,000           3,223,948
Technology Resources Industries Bhd.............             Multi-Industry                  1,811,000             753,276
YTL Corp. Bhd...................................         Construction & Housing                751,000             779,358
                                                                                                            --------------
                                                                                                                74,525,675
                                                                                                            --------------
MEXICO 9.6%
Alfa SA de CV, A................................             Multi-Industry                    361,768           1,018,730
*Altos Hornos de Mexico SA......................            Metals & Mining                  8,109,700           7,281,510
Cemex SA........................................    Building Materials & Components            999,802           2,158,319
Cemex SA, B.....................................    Building Materials & Components         23,994,750          60,290,145
*Cifra SA de CV, C..............................             Merchandising                  11,026,824          13,602,351
*Cifra SA de CV, V..............................             Merchandising                   3,267,000           3,964,005
Coca Cola Femsa SA de CV, L, ADR................          Beverages & Tobacco                  827,100          10,959,075
DESC SA de CV DESC, A...........................             Multi-Industry                  1,970,000           2,079,555
DESC SA de CV DESC, B...........................             Multi-Industry                  4,290,870           3,679,128
DESC SA de CV DESC, C...........................             Multi-Industry                  1,000,675             945,026
*Grupo Financiero Banamex Accival SA de CV, B...                Banking                      4,317,000           5,674,520
*Grupo Financiero Banamex Accival SA de CV, L...                Banking                     14,779,422          17,035,936
Grupo Financiero Bancomer SA de CV, B...........                Banking                     14,072,066           3,016,459
Grupo Financiero Bancomer SA de CV, L...........                Banking                     42,279,593           5,984,978
*Grupo Financiero Serfin SA de CV, B............                Banking                     30,428,987           2,707,534
*Grupo Industrial Maseca SA de CV, B............       Food & Household Products               692,000             559,757
Hylsamex SA de CV, partn. cert., B..............            Metals & Mining                      4,000               4,975
Panamerican Beverages Inc., A...................       Food & Household Products               278,200           6,068,238
Telefonos de Mexico SA (Telmex), L, ADR.........           Telecommunications                1,950,500          94,964,969
Vitro SA De CV..................................       Food & Household Products             4,114,388           6,032,217
                                                                                                            --------------
                                                                                                               248,027,427
                                                                                                            --------------
NEW ZEALAND .1%
Brierley Investments Ltd. ......................             Multi-Industry                  9,167,000           2,082,265
                                                                                                            --------------
PAKISTAN .7%
*Bank of Punjab.................................                Banking                      2,466,615             503,239
*DG Khan Cement Co. ............................    Building Materials & Components          2,485,563             179,860
Engro Chemical Pakistan Ltd. ...................               Chemicals                     2,130,795           3,852,563
Fauji Fertilizer Co. Ltd. ......................               Chemicals                     1,897,500           1,746,844
Khadim Ali Sham Bukhari & Co. Ltd. .............           Financial Services                  218,309              65,822
National Development Leasing Corp. .............           Financial Services                  839,131              60,721
*Pakistan Electron Ltd. ........................    Appliances & Household Durables            366,146              25,759
*Pakistan International Airlines Corp., A.......             Transportation                     16,500               1,343
Pakistan Telecom Corp., GDR.....................           Telecommunications                   21,000             724,500

                                                                              19

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PAKISTAN (CONT.)
Pakistan Telecommunications Corp., A............           Telecommunications               30,765,300      $   11,749,562
*Trust Modaraba.................................           Financial Services                  972,080              73,272
*Union Bank Ltd. ...............................                Banking                      1,049,978             232,156
                                                                                                            --------------
                                                                                                                19,215,641
                                                                                                            --------------
PERU 1.0%
Telefonica Del Peru SA, B, ADR..................           Telecommunications                2,031,100          25,769,581
                                                                                                            --------------
PHILIPPINES 2.0%
*A Soriano Corp. ...............................             Multi-Industry                121,341,903           2,589,043
Ayala Corp. ....................................             Multi-Industry                  6,837,320           2,416,790
Bank of Philippine Islands......................                Banking                        843,000           1,787,853
*Belle Corp. ...................................              Real Estate                   65,368,000           3,596,080
*Filinvest Development Corp. ...................              Real Estate                    4,809,000             158,240
*Keppel Philippine Holdings Inc., B.............        Machinery & Engineering                736,552              13,254
*Petron Corp. ..................................             Energy Sources                 16,636,000           1,817,558
*Philex Mining Corp., B.........................            Metals & Mining                 34,110,142             271,829
Philippine Commercial International Bank
  Inc. .........................................                Banking                        857,210           3,569,872
Philippine Long Distance Telephone Co., ADR.....           Telecommunications                  961,550          24,940,203
*Philippine National Bank.......................                Banking                      1,473,128           2,272,177
RFM Corp. ......................................       Food & Household Products            32,895,068           5,073,789
San Miguel Corp., B.............................       Food & Household Products               714,500           1,377,571
*Southeast Asia Cement Holdings Inc. ...........    Building Materials & Components         68,593,660             846,400
                                                                                                            --------------
                                                                                                                50,730,659
                                                                                                            --------------
POLAND 1.8%
Bank Handlowy W Warszawie SA, GDR, Reg S........                Banking                        114,500           1,482,775
Bank Przemyslowo-Handlowy SA....................                Banking                        138,770           8,223,407
Bank Rozwoju Eksportu SA........................                Banking                         32,124             741,323
Bank Slaski SA W Katowicach.....................                Banking                         35,100           1,820,000
Big Bank Gdanski SA, G..........................                Banking                     15,238,667          13,675,727
Big Bank Gdanski SA, GDR, Reg S.................                Banking                        216,867           2,938,543
Farm Food SA....................................       Food & Household Products                54,000             180,000
Gorazdze SA.....................................    Building Materials & Components             97,889           1,645,428
*Impexmetal SA..................................            Metals & Mining                    290,016           1,107,184
Mostostal Export SA.............................         Construction & Housing              1,216,947           1,282,822
*Orbis SA.......................................           Leisure & Tourism                    20,434             160,678
Polifarb Cieszyn Wroclaw SA.....................               Chemicals                       936,296           2,227,371
*Raciborska Fabryka Kotlow SA...................      Energy Equipment & Services               98,536             193,703
*Rolimpex SA....................................    Wholesale & International Trade            397,803             646,005
Warta SA........................................               Insurance                       234,936           4,819,200
Wielkopolski Bank Kredytowy SA..................                Banking                      1,000,944           6,302,240
Zaklady Piwowarskie W Zywcu SA..................          Beverages & Tobacco                    2,720             325,470
                                                                                                            --------------
                                                                                                                47,771,876
                                                                                                            --------------

 20

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
RUSSIA .6%
Aeroflot - Russia International Airlines........             Transportation                     25,900      $      621,600
*Chelyabenergo..................................       Utilities Electrical & Gas            2,020,000              80,800
GUM Trade House.................................             Merchandising                     500,000             242,500
Irkutskenergo...................................       Utilities Electrical & Gas            6,179,100             276,515
Irkutskenergo, ADR..............................       Utilities Electrical & Gas               96,950             216,926
*JSC Chernogorneft..............................             Energy Sources                     17,000              36,125
*JSC Gorkovsky Augomobile Plant.................              Automobiles                       19,960             364,270
*Kamaz, B.......................................              Automobiles                      879,392             197,775
Krasnoyarsk Aluminum Plant......................            Metals & Mining                     63,192             221,172
Lukoil Holdings.................................             Energy Sources                    141,000             571,050
Lukoil Holdings, ADR............................             Energy Sources                     34,580             560,196
Mosenergo.......................................       Utilities Electrical & Gas           77,103,400           1,542,068
Mosenergo, ADR..................................       Utilities Electrical & Gas               45,700              85,688
Norilsk Nickel..................................            Metals & Mining                    332,000             176,790
Norilsk Nickel, pfd. ...........................            Metals & Mining                     20,000               6,500
*Novorosissk Sea Shipping.......................             Transportation                  1,528,000             114,600
*Noyabrskneftegaz...............................             Energy Sources                    122,930             187,468
Primorsk Sea Shipping...........................             Transportation                    150,850              90,133
*Purneftegaz....................................             Energy Sources                    152,000             258,932
Red October.....................................       Food & Household Products               195,000           1,277,250
Rostelekom......................................           Telecommunications                4,236,000           3,092,280
Rostelecom, ADR.................................           Telecommunications                  217,760             911,870
Rostelekom, pfd. ...............................           Telecommunications                3,459,900           1,003,371
Saint Petersburg City Telephone Network, pfd.,
  A.............................................           Telecommunications                1,063,000             175,395
St. Petersburg International Telephone..........           Telecommunications                  184,940              83,408
St. Petersburg MMT, pfd. .......................           Telecommunications                  229,800              73,743
*Tyumen Aviatrans...............................             Transportation                  3,330,000              21,645
Unified Energy Systems..........................       Utilities Electrical & Gas           69,337,400           2,114,791
Unified Energy Systems, ADR.....................       Utilities Electrical & Gas              208,500             639,887
Unified Energy Systems, pfd. ...................       Utilities Electrical & Gas           13,160,000             180,950
*Uralmash Zavody................................        Machinery & Engineering                 70,418              40,385
*Vimpel Communications, ADR.....................           Telecommunications                   78,100           1,010,419
                                                                                                            --------------
                                                                                                                16,476,502
                                                                                                            --------------
SINGAPORE 9.6%
Acma Ltd. ......................................        Electrical & Electronics             2,621,800           1,152,003
Asia Pacific Breweries Ltd. ....................          Beverages & Tobacco                   61,000             126,437
Chemical Industries (Far East) Ltd. ............               Chemicals                       429,100             436,902
*Chemical Industries (Far East) Ltd., wts.......               Chemicals                       137,850              19,633
City Developments Ltd. .........................              Real Estate                    5,826,000          25,246,000
Cycle & Carriage Ltd. ..........................              Automobiles                    2,468,000           8,451,030
Delgro Corp. ...................................             Transportation                  1,160,900           1,505,652
First Capital Corp. Ltd. .......................              Real Estate                    4,570,000           3,046,667
Fraser and Neave Ltd. ..........................          Beverages & Tobacco                6,917,650          20,207,923
Hai Sun Hup Group Ltd. .........................             Transportation                 12,048,000           3,030,255
Hind Hotels International Ltd. .................           Leisure & Tourism                   712,000             487,612
*Hong Leong Finance Ltd., fgn. .................           Financial Services                2,117,000           4,054,376

                                                                              21

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
*Inchcape Marketing Services Ltd. ..............       Broadcasting & Publishing             3,418,000      $    1,864,364
Inchcape Motors Ltd. ...........................    Wholesale & International Trade          2,509,000           2,904,358
Isetan (Singapore) Ltd. ........................             Merchandising                      81,500              74,090
Jaya Holdings Ltd. .............................             Transportation                  2,207,400             688,976
Jurong Shipyard Ltd. ...........................        Machinery & Engineering              2,874,000          12,628,182
Keppel Corp., Ltd. .............................             Transportation                  9,890,000          26,493,212
MCL Land Ltd. ..................................              Real Estate                    5,677,000           4,094,321
Metro Holdings Ltd. ............................    Wholesale & International Trade          1,884,000           1,769,818
Natsteel Ltd. ..................................            Metals & Mining                  9,794,000          10,743,721
*Neptune Orient Lines Ltd. .....................             Transportation                 10,449,000           3,356,345
*Osprey Maritime Ltd. ..........................             Transportation                  3,244,000           1,002,691
Overseas Chinese Banking Corp. Ltd., fgn. ......                Banking                      5,050,000          34,278,788
Overseas Union Enterprise Ltd. .................           Leisure & Tourism                 3,040,350           6,043,847
Prima Ltd. .....................................       Food & Household Products               945,000           1,308,682
Republic Hotels & Resorts Ltd. .................           Leisure & Tourism                 2,077,000             981,855
Sembawang Resources Ltd. .......................    Building Materials & Components            115,000              89,911
*Sembawang Resources Ltd., wts..................    Building Materials & Components             69,750               8,032
*Sembcorp Industries Ltd. ......................             Multi-Industry                 19,875,986          22,646,578
Singapore Petroleum Company, fgn. ..............               Chemicals                       218,000              89,844
*Tibs Holdings Ltd. ............................             Transportation                  1,131,100             699,225
Times Publishing Ltd. ..........................       Broadcasting & Publishing               755,600           1,181,484
United Industrial Corporation Ltd. .............              Real Estate                   35,840,000          14,336,000
United Overseas Bank Ltd., fgn. ................                Banking                      4,449,000          28,581,455
United Overseas Land Ltd. ......................              Real Estate                    4,528,000           3,073,552
                                                                                                            --------------
                                                                                                               246,703,821
                                                                                                            --------------
SLOVAK REPUBLIC .2%
Nafta Gbely AS..................................       Utilities Electrical & Gas              118,216           1,027,267
Slovakofarma AS.................................         Health & Personal Care                    309              14,936
Slovnaft AS.....................................               Chemicals                       247,604           4,437,709
Vychodoslovenske Zeleziarne AS..................            Metals & Mining                    134,435             653,465
                                                                                                            --------------
                                                                                                                 6,133,377
                                                                                                            --------------
SOUTH AFRICA 7.8%
Aeci Ltd. ......................................               Chemicals                       228,800             291,700
Amalgamated Banks of South Africa Ltd. .........                Banking                        669,300           3,174,276
Anglo American Gold Investment Co. Ltd. ........            Metals & Mining                      3,000             112,192
Anglo American Industrial Corp. Ltd. ...........             Multi-Industry                    901,984          13,722,760
Anglo American Corp of South Africa Ltd. .......            Metals & Mining                    738,000          20,799,864
Anglovaal Industried Ltd. ......................             Multi-Industry                    826,330           1,046,476
Barlow Ltd. ....................................             Multi-Industry                  2,518,400           9,675,040
CG Smith Ltd. ..................................             Multi-Industry                 10,023,700          22,747,252
De Beers/Centenary Linked Units.................      Misc Materials & Commodities           1,209,100          15,414,984
Edgars Stores Ltd. .............................           Textiles & Apparel                  643,297           1,941,018
Iscor Ltd. .....................................            Metals & Mining                 50,619,987           9,121,106
Liberty Life Association of Africa Ltd. ........               Insurance                       777,600          10,706,829

 22

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA (CONT.)
Malbak Ltd. ....................................             Multi-Industry                  3,289,825      $    1,481,966
**McCarthy Retail Ltd., cvt., 9/30/03...........             Multi-Industry                    146,833ZAR           84,864
Nedcor Ltd. ....................................           Financial Services                   41,300             703,457
Palabora Mining Co. Ltd. .......................            Metals & Mining                    482,700           2,666,738
Power Technologies Ltd. ........................       Utilities Electrical & Gas               45,829              28,045
Rembrandt Group Ltd. ...........................             Multi-Industry                  2,504,870          15,328,770
Reunert Ltd. ...................................        Electrical & Electronics             3,395,400           4,732,868
Sappi Ltd. .....................................        Forest Products & Paper              3,255,779          12,590,875
Sasol Ltd. .....................................             Energy Sources                  6,020,723          22,771,848
South African Breweries Ltd. ...................          Beverages & Tobacco                1,559,393          26,269,321
Tongaat-Hulett Group Ltd. ......................             Multi-Industry                    833,690           5,456,133
Toyota South Africa Limited.....................              Automobiles                      129,300             296,723
Voltex Holdings Ltd. ...........................        Electrical & Electronics                38,300              13,021
                                                                                                            --------------
                                                                                                               201,178,126
                                                                                                            --------------
SOUTH KOREA 6.5%
Asia Cement Manufacturing Co. Ltd. .............    Building Materials & Components            100,640           1,138,215
Cheil Jedang Corp. .............................       Food & Household Products                17,080             776,945
Cho Hung Bank Co. Ltd., GDR, 144A...............                Banking                      1,300,000           1,235,000
*Cho Hung Bank Co. Ltd., GDR, Reg S.............                Banking                      1,500,000           1,425,000
*Choil Aluminium Manufacturing Co. Ltd. ........            Metals & Mining                    185,496             816,028
*Daegu Bank Co. Ltd. ...........................                Banking                        904,291           3,233,639
Daewoo Electric Components Co. Ltd. ............  Electronic Components & Instruments          189,000             785,863
*Daewoo Electronics Co. ........................        Electrical & Electronics             1,813,300           8,519,871
Dongkuk Steel Mill Co. Ltd. ....................            Metals & Mining                    110,210             779,031
Hae In Co. Ltd. ................................             Merchandising                     255,480           1,487,202
Hana Bank.......................................                Banking                        343,034           3,794,056
Hana Bank, GDR, Reg S...........................                Banking                      1,844,222          23,191,092
Hankook Cosmetics Co. Ltd. .....................         Health & Personal Care                 52,400             592,632
*Hotel Shilla Co. ..............................           Leisure & Tourism                   617,028           3,643,159
Korea Electric Power Corp. .....................       Utilities Electrical & Gas            1,614,910          40,020,223
LG Electronics Inc. ............................        Electrical & Electronics               562,252           6,826,511
LG Industrial Systems Ltd. .....................        Electrical & Electronics               393,000           2,271,393
Saehan Precision Co. Ltd. ......................        Electrical & Electronics                57,011             900,790
Samsung Display Devices Ltd. ...................        Electrical & Electronics               567,846          28,002,718
Samsung Electronics Co. Ltd. ...................        Electrical & Electronics               101,212           6,792,356
*Samsung Heavy Industries Co. Ltd. .............        Machinery & Engineering              2,942,342          16,736,482
+Shin Poong Paper Manufacturing Co. Ltd. .......        Forest Products & Paper                118,055             976,834
Shin Young Wocoal Inc. .........................           Textiles & Apparel                    8,580             315,373
Sindo Ricoh Co. ................................    Appliances & Household Durables             25,100             899,634
Ssangyong Oil Refining Co. Ltd. ................               Chemicals                       439,110           8,398,778
*Tong Yang Merchant Bank........................           Financial Services                  674,384           3,835,997
                                                                                                            --------------
                                                                                                               167,394,822
                                                                                                            --------------

                                                                              23

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SRI LANKA .1%
Associated Motorways Ltd. ......................              Automobiles                       91,678      $       59,954
*Ceylon Holiday Resorts Inc. ...................           Leisure & Tourism                    66,600              22,385
National Development Bank of Sri Lanka..........                Banking                        820,000           1,533,830
                                                                                                            --------------
                                                                                                                 1,616,169
                                                                                                            --------------
THAILAND 7.8%
Advanced Info Service Public Co. Ltd., fgn. ....           Telecommunications                1,265,000           7,520,022
*American Standard Sanitaryware Public Co. Ltd.,
  fgn. .........................................    Building Materials & Components            361,200           2,708,876
Ayudhya Insurance Public Co. Ltd., fgn. ........               Insurance                       274,100             961,821
*Bangkok Bank Public Co. Ltd. ..................                Banking                     17,134,112          24,521,091
*Bangkok Bank Public Co. Ltd., fgn. ............                Banking                      2,445,996           5,048,843
*Bangkok Expressway Public Co. Ltd., fgn. ......             Transportation                  3,063,200           3,077,110
Bangkok Insurance Public Co. Ltd. ..............               Insurance                       182,800             679,180
Bangkok Insurance Public Co. Ltd., fgn. ........               Insurance                         8,000              38,585
BEC World Public Co. Ltd., fgn. ................           Telecommunications                  353,100           1,943,581
*Charoen Pokphand Feedmill Public Co. Ltd.,
  fgn. .........................................       Food & Household Products             2,156,800           2,641,464
*Dusit Thani Public Company Ltd., fgn. .........           Leisure & Tourism                   198,700             209,883
*Hana Microelectronics Co. Ltd., fgn. ..........        Electrical & Electronics             1,524,700           3,692,682
*Hua Thai Manufacturing Public Co. Ltd.,
  fgn. .........................................           Textiles & Apparel                  175,000             291,386
Industrial Finance Corp. of Thailand, fgn. .....           Financial Services               18,549,700           7,657,782
*Italian-Thai Development Public Co. Ltd.,
  fgn. .........................................         Construction & Housing              1,369,200           2,750,835
*Jasmine International Public Co. Ltd., fgn. ...           Telecommunications                7,847,500           1,965,385
*Karat Sanitaryware Public Co. Ltd., fgn. ......    Building Materials & Components            117,050              12,886
*Land and House Public Co. Ltd. ................              Real Estate                      163,365             103,410
Regional Container Lines Public Co. Ltd.,
  fgn. .........................................             Transportation                  1,166,600             577,922
Saha Pathanapibul Public Co. Ltd., fgn. ........       Food & Household Products               260,800             265,573
*Saha Union Public Co. Ltd. ....................             Multi-Industry                  7,020,470           2,849,922
Saha Union Public Co. Ltd., fgn. ...............             Multi-Industry                  1,316,010             552,337
*Serm Suk Public Co. Ltd., loc..................       Food & Household Products               622,900           3,180,073
*Serm Suk Public Co. Ltd., fgn. ................       Food & Household Products                 7,800              43,363
*SG Asia Credit Public Co. Ltd. ................           Financial Services                   31,800              10,502
*SG Asia Credit Public Co. Ltd., fgn. ..........           Financial Services                  374,268             123,606
*Siam Cement Public Co. Ltd. ...................    Building Materials & Components          1,434,750          22,112,564
*Siam Cement Public Co. Ltd., fgn. .............    Building Materials & Components            760,450          17,245,378
Siam Makro Public Company Ltd., fgn. ...........             Merchandising                   4,356,200           8,512,184
*Thai Airways International Public Co. Ltd.,
  fgn. .........................................             Transportation                  5,609,900           7,256,510
*Thai Asahi Glass Public Co. Ltd., loc..........    Building Materials & Components             35,700               6,288
*Thai Asahi Glass Public Co. Ltd., fgn. ........    Building Materials & Components             32,000               5,636
*Thai Engine Manufacturing Public Company
  Ltd. .........................................        Machinery & Engineering              1,051,000             263,220
*Thai Farmers Bank Public Co. Ltd. .............                Banking                     25,930,941          38,180,964
*Thai Farmers Bank Public Co. Ltd., fgn. .......                Banking                      8,537,059          15,037,066
*Thai Petrochemical Industry Public Co. Ltd.,
  fgn. .........................................               Chemicals                     4,607,840             760,893
Thai Rayon Public Co. Ltd. .....................           Textiles & Apparel                  108,500             106,753
Thai Rayon Public Co. Ltd., fgn. ...............           Textiles & Apparel                   11,400              11,216
Thai Wacoal Public Co. Ltd. ....................           Textiles & Apparel                   59,110              68,326
Thai Wacoal Public Co. Ltd., fgn. ..............           Textiles & Apparel                  165,890             196,320
*Tipco Asphalt Public Co. Ltd., fgn. ...........    Building Materials & Components          2,219,600           3,604,139

 24

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Total Access Communication Public Co. Ltd. ....           Telecommunications                6,019,400      $   10,353,368
*United Communications Industries, fgn. ........           Telecommunications                5,386,200           2,890,626
*United Standard Terminal Public Co. Ltd.,
  fgn. .........................................    Wholesale & International Trade            311,200             154,165
                                                                                                            --------------
                                                                                                               200,193,736
                                                                                                            --------------
TURKEY 4.4%
Akbank..........................................                Banking                  2,604,831,840          52,856,448
*Alcatel Teletas................................           Telecommunications               25,729,000           1,080,879
*Anadolu Anonim Turk Sigorta Sirketi, Br. ......               Insurance                    66,656,000             771,384
Arcelik AS, Br. ................................    Appliances & Household Durables        439,641,390          12,684,644
Beko Elektronik AS..............................    Appliances & Household Durables        100,721,075           1,325,277
Borusan AS......................................         Industrial Components               4,673,000             127,360
Erciyas Biracilik...............................       Food & Household Products            73,220,000           4,875,143
*Eregli Demir ve Celik Fabrikalari AS...........            Metals & Mining                 87,603,750           3,610,808
Finansbank, Br. ................................                Banking                    499,656,771           3,643,661
Haci Omer Sabanci Holding AS, 144A, ADR.........             Multi-Industry                  1,995,250           7,482,188
Kartonsan Karton San ve TIC AS..................        Forest Products & Paper             58,549,250           2,041,984
Koc Holding AS..................................             Multi-Industry                 35,743,831           3,116,536
*Netas Northern Electric Telekomunic Asyon AS...        Electrical & Electronics            46,494,400             855,002
Petkim Petrokimya Holding AS....................               Chemicals                     2,876,000           1,299,398
Tat Konserve Sanayii AS.........................       Food & Household Products            28,469,432           1,015,476
*Tofas Turk Otomobil Fabrikasi AS...............              Automobiles                  281,152,865           2,540,538
*Turkiye Garanti Bankasi AS.....................                Banking                    578,464,676          14,305,721
*Turkiye Is Bankasi AS, C.......................                Banking                     45,314,000           1,178,107
                                                                                                            --------------
                                                                                                               114,810,554
                                                                                                            --------------
VENEZUELA 3.4%
Ceramica Carabobo CA, A.........................    Building Materials & Components            415,404              34,954
Ceramica Carabobo CA, A, ADR....................    Building Materials & Components             45,806              38,544
Ceramica Carabobo CA, B.........................    Building Materials & Components          1,863,813             141,972
Compania Anonima Nacional Telefonos de
  Venezuela, ADR................................           Telecommunications                  398,400           7,096,500
Corporacion Industrial Carabobo Saca SIC, B.....    Building Materials & Components         19,139,447             152,572
+Electricidad de Caracas SAICA SACA.............       Utilities Electrical & Gas          157,005,368          67,780,105
Industrias Ventane IVE..........................       Utilities Electrical & Gas           15,816,656           1,064,708
*Manufacturera de Aparatos Domesticos Madoda SA,
  A.............................................    Appliances & Household Durables            527,478             185,947
Mavesa SA, ADR..................................       Food & Household Products             1,411,325           5,292,469
Siderurgica Venezolana Sivensa Saica Services,
  A, ADR........................................            Metals & Mining                    291,878           1,366,309
Venezolana de Cementos-Vencemos, #1.............    Building Materials & Components          2,524,625           1,654,746
Venezolana de Cementos-Vencemos, #2.............    Building Materials & Components          2,908,063           1,931,823
                                                                                                            --------------
                                                                                                                86,740,649
                                                                                                            --------------

                                                                              25

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 1998 (CONT.)

                                                                                            SHARES/
                                                                INDUSTRY                PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
ZIMBABWE
Zimbabwe Sun Ltd. ..............................             Multi-Industry                 10,314,567      $      582,020
                                                                                                            --------------
TOTAL INVESTMENTS (COST $3,630,183,512)
  101.0%........................................                                                             2,609,190,514
OTHER ASSETS, LESS LIABILITIES (1.0%)...........                                                               (26,154,082)
                                                                                                            --------------
TOTAL NET ASSETS 100.0%.........................                                                            $2,583,036,432
                                                                                                            --------------
                                                                                                            --------------

CURRENCY ABBREVIATIONS:

ZAR -- South Africa C Rand

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at December 31, 1998, were $88,966,883.

                       See Notes to Financial Statements.
 26

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in securities, at value (cost
  $3,630,183,512)...........................................    $ 2,609,190,514
 Receivables:
  Investment securities sold................................          9,794,888
  Fund shares sold..........................................          7,332,613
  Dividends and interest....................................         16,573,391
                                                                ---------------
      Total assets..........................................      2,642,891,406
                                                                ---------------
Liabilities:
 Payables:
  Fund shares redeemed......................................         30,556,731
  To affiliates.............................................          5,577,822
 Funds advanced by custodian................................         22,440,037
 Accrued expenses and other.................................          1,280,384
                                                                ---------------
      Total liabilities.....................................         59,854,974
                                                                ---------------
Net assets, at value........................................    $ 2,583,036,432
                                                                ---------------
                                                                ---------------
Net assets consist of:
 Distributions in excess of net investment income...........    $      (925,071)
 Net unrealized depreciation................................     (1,020,992,998)
 Accumulated net realized loss..............................       (218,232,890)
 Beneficial shares..........................................      3,823,187,391
                                                                ---------------
Net assets, at value........................................    $ 2,583,036,432
                                                                ---------------
                                                                ---------------
CLASS I:
 Net asset value per share ($2,172,954,298 / 211,001,257
   shares outstanding)......................................             $10.30
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($10.30 / 94.25%).........             $10.93
                                                                ---------------
                                                                ---------------
CLASS II:
 Net asset value per share ($294,588,259 / 28,852,357 shares
   outstanding)*............................................             $10.21
                                                                ---------------
                                                                ---------------
 Maximum offering price per share ($10.21 / 99.00%).........             $10.31
                                                                ---------------
                                                                ---------------
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($115,493,875 / 11,237,082 shares outstanding)............             $10.28
                                                                ---------------
                                                                ---------------

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              27

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment Income:
 (net of foreign taxes of $7,035,900)
 Dividends..................................................    $ 89,510,469
 Interest...................................................      24,723,250
                                                                ------------
      Total investment income...............................                       $ 114,233,719
Expenses:
 Management fees (Note 3)...................................      40,577,627
 Administrative fees (Note 3)...............................       3,009,659
 Distribution fees (Note 3)
  Class I...................................................       9,279,496
  Class II..................................................       3,539,975
 Transfer agent fees........................................       6,815,000
 Custodian fees.............................................       4,960,000
 Reports to shareholders....................................       1,695,000
 Registration and filing fees...............................         250,700
 Professional fees..........................................         145,000
 Trustees' fees and expenses................................         199,000
 Other......................................................          70,450
                                                                ------------
      Total expenses........................................                          70,541,907
                                                                                   -------------
            Net investment income...........................                          43,691,812
                                                                                   -------------
Realized and unrealized losses:
 Net realized loss from:
  Investments...............................................    (105,056,168)
  Foreign currency transactions.............................      (4,815,357)
                                                                ------------
      Net realized loss.....................................                        (109,871,525)
      Net unrealized depreciation on investments............                        (707,091,116)
                                                                                   -------------
Net realized and unrealized loss............................                        (816,962,641)
                                                                                   -------------
Net decrease in net assets resulting from operations........                       $(773,270,829)
                                                                                   -------------
                                                                                   -------------

                       See Notes to Financial Statements.
 28

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                     1998                  1997
                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $    43,691,812       $   42,248,481
  Net realized gain (loss) from investments and foreign
    currency transactions...................................       (109,871,525)         135,718,049
  Net unrealized depreciation on investments................       (707,091,116)        (743,217,777)
                                                                ------------------------------------
    Net decrease in net assets resulting from operations....       (773,270,829)        (565,251,247)
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (43,371,538)         (39,274,553)
   Class II.................................................         (3,527,590)          (1,913,743)
   Advisor Class............................................         (2,350,466)          (1,069,766)
  In excess of net investment income:
   Class I..................................................           (814,661)                  --
   Class II.................................................            (66,260)                  --
   Advisor Class............................................            (44,150)                  --
  Net realized gains:
   Class I..................................................        (13,098,049)        (131,568,835)
   Class II.................................................         (1,659,062)         (14,713,519)
   Advisor Class............................................           (534,895)          (2,542,361)
  In excess of net realized gains:
   Class I..................................................                 --          (79,901,425)
   Class II.................................................                 --           (9,361,096)
   Advisor Class............................................                 --           (1,718,507)
 Beneficial share transactions (Note 2):
   Class I..................................................       (555,757,624)         853,998,736
   Class II.................................................        (16,513,221)         280,828,480
   Advisor Class............................................         49,372,708          121,778,243
                                                                ------------------------------------
    Net increase (decrease) in net assets...................     (1,361,635,637)         409,290,407
Net assets:
 Beginning of year..........................................      3,944,672,069        3,535,381,662
                                                                ------------------------------------
 End of year................................................    $ 2,583,036,432       $3,944,672,069
                                                                ------------------------------------
                                                                ------------------------------------
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of year................................................    $      (925,071)      $    2,826,387
                                                                ------------------------------------
                                                                ------------------------------------

                       See Notes to Financial Statements.
                                                                              29

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 65% of its total assets in equity securities of developing market issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of December 31, 1998, the Fund has investments with a value of approximately $75 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

 30

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

During the year ended December 31, 1998 the Templeton Developing Markets Trust offered three classes of shares; Class I, Class II and Advisor Class. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The Shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                  1998                                    1997
                                                     ----------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                     ----------------------------------------------------------------------
CLASS I SHARES:
Shares sold........................................    89,591,968    $   996,558,996         101,497,736    $ 1,720,171,397
Shares issued on reinvestment of distributions.....     4,360,232         50,316,889          16,789,330        214,448,966
Shares redeemed....................................  (149,082,542)    (1,602,633,509)        (67,019,990)    (1,080,621,627)
                                                     ----------------------------------------------------------------------
Net increase (decrease)............................   (55,130,342)   $  (555,757,624)         51,267,076    $   853,998,736
                                                     ----------------------------------------------------------------------
                                                     ----------------------------------------------------------------------

                                                                              31

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                              YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                                      1998                                1997
                                                          ---------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ---------------------------------------------------------------
CLASS II SHARES:
Shares sold.............................................   10,915,747    $ 124,293,106         19,937,056    $336,719,829
Shares issued on reinvestment of distributions..........      365,154        4,366,838          1,673,980      21,068,086
Shares redeemed.........................................  (13,849,038)    (145,173,165)        (5,035,752)    (76,959,435)
                                                          ---------------------------------------------------------------
Net increase (decrease).................................   (2,568,137)   $ (16,513,221)        16,575,284    $280,828,480
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                                      1998                               1997*
                                                          ---------------------------------------------------------------
                                                            SHARES          AMOUNT               SHARES         AMOUNT
                                                          ---------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.............................................   12,540,225    $ 138,875,712         10,481,151    $167,153,596
Shares issued on reinvestment of distributions..........      238,176        2,645,549            388,246       4,881,386
Shares redeemed.........................................   (9,129,829)     (92,148,553)        (3,280,887)    (50,256,739)
                                                          ---------------------------------------------------------------
Net increase............................................    3,648,572    $  49,372,708          7,588,510    $121,778,243
                                                          ---------------------------------------------------------------
                                                          ---------------------------------------------------------------

*Effective date of Advisor Class shares was January 2, 1997.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain Officers of the Fund are also officers or directors of Templeton Asset Management Ltd. (TAML), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                       AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1998,

 32

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the year of $834,223 and $491,803, respectively.

Legal fees of $75,700 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At December 31, 1998, the net unrealized depreciation based on cost of investments for income tax purposes of $3,724,776,597 was as follows:

Unrealized appreciation....................................  $   230,721,815
Unrealized depreciation....................................   (1,346,307,898)
                                                             ---------------
Net unrealized depreciation................................  $(1,115,586,083)
                                                             ===============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and losses realized subsequent to October 31 on the sales of securities and foreign currencies.

At December 31, 1998, the Fund had tax basis capital losses of $45,000,000 which may be carried over to offset future capital gains. Such losses expire December 31, 2006.

At December 31, 1998, the Fund has deferred capital losses occurring subsequent to October 31, 1998 of $78,523,423. For tax purposes, such losses will be reflected in the year ending December 31, 1999.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1998 aggregated $1,056,891,480 and $1,233,009,183, respectively.

                                                                              33

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
INDEPENDENT AUDITOR'S REPORT
The Board of Trustees and Shareholders
Templeton Developing Markets Trust

We have audited the accompanying statement of assets and liabilities, including the Statement of Investments, of Templeton Developing Markets Trust as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Developing Markets Trust as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                           McGladrey & Pullen, LLP

New York, New York
January 28, 1999

 34

PAGE

TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation

At December 31, 1998, more than 50% of the Templeton Developing Markets Trust total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As in prior years, the Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

In January 1999, shareholders will receive Form 1099-DIV, which will include their share of taxes withheld and foreign source income distributed during the calendar year 1998.

                                                                              35

PAGE


TEMPLETON DEVELOPING MARKETS TRUST
Tax Designation (continued)

The following table provides a breakdown by country of foreign source income and foreign taxes paid to Class I, Class II, and Advisor Class shareholders in December 1998.

                                      CLASS I                                CLASS II                    ADVISOR CLASS
                       --------------------------------------------------------------------------------------------------
                         FOREIGN TAXES       FOREIGN SOURCE      FOREIGN TAXES       FOREIGN SOURCE      FOREIGN TAXES
       COUNTRY         WITHHELD PER SHARE   INCOME PER SHARE   WITHHELD PER SHARE   INCOME PER SHARE   WITHHELD PER SHARE
-------------------------------------------------------------------------------------------------------------------------
Argentina............       $0.0000             $0.0048             $0.0000             $0.0029             $0.0000
Brazil...............        0.0088              0.0377              0.0088              0.0231              0.0088
Chile................        0.0005              0.0008              0.0005              0.0005              0.0005
China................        0.0000              0.0017              0.0000              0.0010              0.0000
Colombia.............        0.0001              0.0044              0.0001              0.0027              0.0001
Czech Republic.......        0.0002              0.0007              0.0002              0.0004              0.0002
Ecuador..............        0.0000              0.0003              0.0000              0.0002              0.0000
Egypt................        0.0000              0.0001              0.0000              0.0001              0.0000
Ghana................        0.0000              0.0002              0.0000              0.0001              0.0000
Greece...............        0.0000              0.0079              0.0000              0.0048              0.0000
Hong Kong............        0.0000              0.0160              0.0000              0.0098              0.0000
Hungary..............        0.0002              0.0009              0.0002              0.0006              0.0002
India................        0.0000              0.0091              0.0000              0.0056              0.0000
Indonesia............        0.0002              0.0005              0.0002              0.0003              0.0002
Israel...............        0.0003              0.0006              0.0003              0.0004              0.0003
Jordan...............        0.0000              0.0001              0.0000              0.0000              0.0000
Malaysia.............        0.0024              0.0042              0.0024              0.0026              0.0024
Mexico...............        0.0000              0.0110              0.0000              0.0068              0.0000
Pakistan.............        0.0010              0.0029              0.0010              0.0017              0.0010
Panama...............        0.0000              0.0001              0.0000              0.0001              0.0000
Peru.................        0.0000              0.0015              0.0000              0.0009              0.0000
Philippines..........        0.0002              0.0004              0.0002              0.0002              0.0002
Poland...............        0.0006              0.0016              0.0006              0.0010              0.0006
Portugal.............        0.0018              0.0045              0.0018              0.0028              0.0018
Russia...............        0.0004              0.0012              0.0004              0.0007              0.0004
Singapore............        0.0045              0.0086              0.0045              0.0053              0.0045
Slovak Republic......        0.0002              0.0006              0.0002              0.0004              0.0002
South Africa.........        0.0000              0.0111              0.0000              0.0068              0.0000
South Korea..........        0.0006              0.0016              0.0006              0.0010              0.0006
Sri Lanka............        0.0001              0.0002              0.0001              0.0001              0.0001
Thailand.............        0.0003              0.0012              0.0003              0.0007              0.0003
Turkey...............        0.0000              0.0145              0.0000              0.0089              0.0000
United Kingdom.......        0.0000              0.0004              0.0000              0.0002              0.0000
Venezuela............        0.0000              0.0049              0.0000              0.0030              0.0000
Zimbabwe.............        0.0000              0.0002              0.0000              0.0001              0.0000
                       --------------------------------------------------------------------------------------------------
TOTAL................       $0.0224             $0.1565             $0.0224             $0.0958             $0.0224
                       --------------------------------------------------------------------------------------------------
                       --------------------------------------------------------------------------------------------------

                        ADVISOR CLASS
                       ----------------
                        FOREIGN SOURCE
       COUNTRY         INCOME PER SHARE
---------------------  ----------------
Argentina............      $0.0059
Brazil...............       0.0459
Chile................       0.0010
China................       0.0020
Colombia.............       0.0053
Czech Republic.......       0.0008
Ecuador..............       0.0003
Egypt................       0.0001
Ghana................       0.0002
Greece...............       0.0096
Hong Kong............       0.0195
Hungary..............       0.0011
India................       0.0111
Indonesia............       0.0006
Israel...............       0.0007
Jordan...............       0.0001
Malaysia.............       0.0051
Mexico...............       0.0135
Pakistan.............       0.0035
Panama...............       0.0002
Peru.................       0.0018
Philippines..........       0.0004
Poland...............       0.0019
Portugal.............       0.0055
Russia...............       0.0014
Singapore............       0.0105
Slovak Republic......       0.0007
South Africa.........       0.0136
South Korea..........       0.0020
Sri Lanka............       0.0002
Thailand.............       0.0015
Turkey...............       0.0177
United Kingdom.......       0.0004
Venezuela............       0.0059
Zimbabwe.............       0.0003
                           -------
TOTAL................      $0.1903
                           =======

 36

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           01/99

PAGE


TEMPLETON DEVELOPING
MARKETS TRUST

ANNUAL REPORT

AUDITORS
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, NY 10017-2416

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585
1-800/DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

Fund Information
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Developing Markets Trust prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

711 A98 02/99                           [RECYCLE LOGO] Printed on recycled paper